Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

(in thousands)
Balance at January 1, 2015	$990

Additions	—

Balance at June 30, 2015	$990

Balance at January 1, 2014	$—

Additions (see Note 3)	990,000

Balance at December 31, 2014	$990,000

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	Gross Carrying Amount	Net Accumulated Amortization	Intangible Assets
		(in thousands)
Purchased technology	$360	$150	$210
Customer lists and trademarks	1,500	573	927
Total as of June 30, 2015	$1,860	$723	$1,137

	Gross	Net
	Carrying	Accumulated	Intangible
	Amount	Amortization	Assets

Purchased technology	$360,000	$100,000	$260,000
Customer lists and trademarks	1,500,000	397,900	1,102,100

Total as of December 31, 2014	$1,860,000	$497,900	$1,362,100

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(in thousands)
Year ending December 31,
2015 (six months remaining)	$225
2016	421
2017	314
2018	148
2019	29

Total amortization	$1,137

Year ending December 31,
2015	$449,900
2016	421,000
2017	313,900
2018	148,500
2019	28,800

Total amortization	$1,362,100